Related party transactions (Tables)	3 Months Ended
Nov. 30, 2024
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$

R&D expenses & Inventory Deposits
MAC Engineering, SASU	2,759,362	791,906

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$
Wages	356,486	502,015
Share-based payments – capital stock	87,166	66,588
Share-based payments – stock options	10,738	21,554
	454,390	590,157

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,408	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	15,077	86,152
Xavier Montagne	8,131	11,615
Raffi Sossoyan	8,050	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	20,743	1,006,541
	52,001	1,313,670